MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2008-2

Collection Period						07/01/08-07/31/08
Determination Date						08/11/2008
Distribution Date						08/15/2008

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$525,000,917.92
2	.	Collections allocable to Principal				$15,664,189.68
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$0.00
5	.	Pool Balance on the close of the last day of the related Collection Period				$509,336,728.24
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$525,000,917.92

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$110,000,000.00		$93,293,767.51
		b.	Class A-2a Note Balance	$137,000,000.00		$137,000,000.00
		c.	Class A-2b Floating Rate Note Balance	$50,000,000.00		$50,000,000.00
		d.	Class A-3a Note Balance	$49,000,000.00		$49,000,000.00
		e.	Class A-3b Floating Rate Note Balance	$48,000,000.00		$48,000,000.00
		f.	Class A-4a Note Balance	$20,000,000.00		$20,000,000.00
		g.	Class A-4b Floating Rate Note Balance	$59,800,000.00		$59,800,000.00
		g.	Class B Note Balance	$15,770,000.00		$15,770,000.00
		h.	Class C Note Balance	$14,430,000.00		$14,430,000.00
		i.	Class D Note Balance	$15,750,000.00		$15,750,000.00
		j.	Note Balance (sum a - i)	$519,750,000.00		$503,043,767.51

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	1.0000000		0.8481252
		b.	Class A-2a Note Pool Factor	1.0000000		1.0000000
		c.	Class A-2b Floating Rate Note Pool Factor	1.0000000		1.0000000
		d.	Class A-3a Note Pool Factor	1.0000000		1.0000000
		e.	Class A-3b Floating Rate Note Pool Factor	1.0000000		1.0000000
		f.	Class A-4a Note Pool Factor	1.0000000		1.0000000
		f.	Class A-4b Floating Rate Note Pool Factor	1.0000000		1.0000000
		g.	Class B Note Pool Factor	1.0000000		1.0000000
		h.	Class C Note Pool Factor	1.0000000		1.0000000
		i.	Class D Note Pool Factor	1.0000000		1.0000000
		j.	Note Pool Factor	1.0000000		0.9678572

9	.	Overcollateralization Target Amount				$13,242,754.93
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$6,292,960.73

11	.	Weighted Average Coupon			%	9.88%
12	.	Weighted Average Original Term			months	63.41
13	.	Weighted Average Remaining Term			months	57.27

14	.	1-Month LIBOR for the accrual period ending 08/15/08				2.53206%
15	.	Note Rate applicable to the Class A-2b notes for the accrual period ending 08/15/08				3.43206%
16	.	Note Rate applicable to the Class A-3b notes for the accrual period ending 08/15/08				3.93206%
17	.	Note Rate applicable to the Class A-4b notes for the accrual period ending 08/15/08				4.18206%

Collections

18	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$4,268,847.11
		b.	Liquidation Proceeds allocable to Finance Charge			$0.00
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$4,268,847.11

19	.	Principal:
		a.	Collections allocable to Principal			$15,664,189.68
		b.	Liquidation Proceeds allocable to Principal			$0.00
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$15,664,189.68

20	.	Total Finance Charge and Principal Collections (18d+ 19d)				$19,933,036.79
21	.	Interest Income from Collection Account				$14,956.00
22	.	Simple Interest Advances				$0.00
23	.	Net Swap Receipts				$0.00
24	.	Swap Termination Payment Amounts received from Swap Counterparty				$0.00
25	.	Available Collections (Ln20 + 21 + 22 + 23 + 24)				$19,947,992.79

Available Funds

26	.	Available Collections		$19,947,992.79
27	.	Reserve Account Draw Amount		$0.00
28	.	Available Funds		$19,947,992.79

Application of Available Funds

29	.	Total Servicing Fee
		a.	Monthly Servicing Fee	$437,500.76
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$437,500.76
		d.	Shortfall Amount (a + b - c)	$0.00

30	.	Unreimbursed Servicer Advances		$0.00

31	.	Monthly Net Swap Payment Amount		$187,736.06

32	.	Senior Swap Termination Payment Amount		$0.00

33	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$383,951.18
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$383,951.18

		e.	Class A-2a Monthly Interest	$648,923.33
		f.	Additional Note Interest related to Class A-2a Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
		h.	Total Class A-2a Note Interest (sum e-g)	$648,923.33

		i.	Class A-2b Monthly Interest	$204,970.25
		j.	Additional Note Interest related to Class A-2b Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
		l.	Total Class A-2b Note Interest (sum i-k)	$204,970.25

		m.	Class A-3a Monthly Interest	$285,261.67
		n.	Additional Note Interest related to Class A-3a Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-3a Monthly Interest	$0.00
		p.	Total Class A-3a Note Interest (sum m-o)	$285,261.67

		q.	Class A-3b Monthly Interest	$225,438.11
		r.	Additional Note Interest related to Class A-3b Monthly Interest	$0.00
		s.	Interest Due on Additional Note Interest related to Class A-3b Monthly Interest	$0.00
		t.	Total Class A-3b Note Interest (sum q-s)	$225,438.11

		u.	Class A-4a Monthly Interest	$129,733.33
		v.	Additional Note Interest related to Class A-4a Monthly Interest	$0.00
		w.	Interest Due on Additional Note Interest related to Class A-4a Monthly Interest	$0.00
		x.	Total Class A-4a Note Interest (sum u - w)	$129,733.33

		y.	Class A-4b Monthly Interest	$298,715.25
		z.	Additional Note Interest related to Class A-4b Monthly Interest	$0.00
		aa.	Interest Due on Additional Note Interest related to Class A-4b Monthly Interest	$0.00
		bb.	Total Class A-4b Note Interest (sum y - aa)	$298,715.25

34	.	Priority Principal Distributable Amount		$0.00

35	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$128,420.37
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$128,420.37

36	.	Secondary Principal Distributable Amount		$0.00

37	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$133,838.25
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$133,838.25

38	.	Tertiary Principal Distributable Amount		$0.00

39	.	Class D Noteholder Interest Amount
		a.	Class D Monthly Interest	$181,545.00
		b.	Additional Note Interest related to Class D Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
		d.	Total Class D Note Interest (sum a - c)	$181,545.00

40	.	Quaternary Principal Distributable Amount		$10,413,271.76

41	.	Required Payment Amount (Ln 29 + (sum of Ln 33 through Ln 40))		$13,659,305.32

42	.	Reserve Account Deficiency		$0.00

43	.	Regular Principal Distributable Amount	$13,242,754.93

44	.	Successor Servicer Transition Costs and Additional Servicing Fee, if any	$0.00

45	.	Subordinate Swap Termination Payment Amount	$0.00

Collection Account Activity

46	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$4,268,847.11
		b.	Total Daily Deposits of Principal Collections	$15,664,189.68
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$14,956.00
		e.	Net Swap Receipt	$0.00
		f.	Swap Termination Payment Amounts received from Swap Counterparty	$0.00
		g.	Total Deposits to Collection Account (sum a - f)	$19,947,992.79

47	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$437,500.76
		b.	Monthly Net Swap Payment Amount	$187,736.06
		c.	Swap Termination Payment Amounts owed to Swap Counterparty	$0.00
		d.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$19,322,755.97
		e.	Deposit to Reserve Account	$0.00
		f.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
		g.	Total Withdrawals from Collection Account (sum a - f)	$19,947,992.79

Note Payment Account Activity

48	.	Deposits
		a.	Class A-1 Interest Distribution	$383,951.18
		b.	Class A-2a Interest Distribution	$648,923.33
		c.	Class A-2b Interest Distribution	$204,970.25
		d.	Class A-3a Interest Distribution	$285,261.67
		e.	Class A-3b Interest Distribution	$225,438.11
		f.	Class A-4a Interest Distribution	$129,733.33
		g.	Class A-4b Interest Distribution	$298,715.25
		h.	Class B Interest Distribution	$128,420.37
		i.	Class C Interest Distribution	$133,838.25
		j.	Class D Interest Distribution	$181,545.00

		k.	Class A-1 Principal Distribution	$16,706,232.49
		l.	Class A-2a Principal Distribution	$0.00
		m.	Class A-2b Principal Distribution	$0.00
		n..	Class A-3a Principal Distribution	$0.00
		o.	Class A-3b Principal Distribution	$0.00
		p.	Class A-4a Principal Distribution	$0.00
		q.	Class A-4b Principal Distribution	$0.00
		r.	Class B Principal Distribution	$0.00
		s.	Class C Principal Distribution	$0.00
		t.	Class D Principal Distribution	$0.00
		u.	Total Deposits to Note Payment Account (sum a - t)	$19,327,029.23

49	.	Withdrawals
		a.	Class A-1 Distribution	$17,090,183.67
		b.	Class A-2a Distribution	$648,923.33
		c.	Class A-2b Distribution	$204,970.25
		d.	Class A-3a Distribution	$285,261.67
		e.	Class A-3b Distribution	$225,438.11
		f.	Class A-4a Distribution	$129,733.33
		g.	Class A-4b Distribution	$298,715.25
		h.	Class B Distribution	$128,420.37
		i.	Class C Distribution	$133,838.25
		j.	Class D Distribution	$181,545.00
		k.	Total Withdrawals from Note Payment Account (sum a - j)	$19,327,029.23

Certificate Payment Account Activity

50	.	Deposits
		a.	Excess Collections	$0.00
		b.	Reserve Account surplus (Ln 60)	$0.00
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$0.00

51	.	Withdrawals
		a.	Certificateholder Distribution	$0.00
		b.	Total Withdrawals from Certificate Payment Account	$0.00

Required Reserve Account Amount

52	.	Lesser of: (a or b)
		a.	$2,625,000.00	$2,625,000.00
		b.	Note Balance	$503,043,767.51

53	.	Required Reserve Account Amount		$2,625,000.00

Reserve Account Reconciliation

54	.	Beginning Balance (as of end of preceding Distribution Date)	$2,625,000.00
55	.	Investment Earnings	$4,273.26
56	.	Reserve Account Draw Amount	$0.00
57	.	Reserve Account Amount (Ln 54+ Ln 55- Ln 56)	$2,629,273.26
58	.	Deposit from Available Funds (Ln 47e)	$0.00
59	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$4,273.26
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee; and	$0.00
		c.	the Swap Counterparty for the payment of any unfunded Subordinate Swap Termination Payment Amount	$0.00
60	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
			and to the extent no unfunded amounts described in Ln 59 exist	$0.00
61	.	Ending Balance (Ln57 + Ln58 - Ln59 - Ln60)		$2,625,000.00
62	.	Reserve Account Deficiency (Ln53 - Ln61)		$0.00

Instructions to the Trustee

63	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
64	.	Amount to be paid to Servicer from the Collection Account			$437,500.76
65	.	Amount to be paid to the Swap Counterparty from the Collection Account			$187,736.06
66	.	Amount to be deposited from the Collection Account into the Note Payment Account			$19,322,755.97
67	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$0.00
68	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
69	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$4,273.26
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$0.00
70	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$17,090,183.67
71	.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account			$648,923.33
72	.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account			$204,970.25
73	.	Amount to be paid to Class A-3a Noteholders from the Note Payment Account			$285,261.67
74	.	Amount to be paid to Class A-3b Noteholders from the Note Payment Account			$225,438.11
75	.	Amount to be paid to Class A-4a Noteholders from the Note Payment Account			$129,733.33
76	.	Amount to be paid to Class A-4b Noteholders from the Note Payment Account			$298,715.25
77	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$128,420.37
78	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$133,838.25
79	.	Amount to be paid to Class D Noteholders from the Note Payment Account			$181,545.00
80	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$0.00

Net Loss and Delinquency Activity

81	.	Net Losses with respect to preceding Collection Period			$0.00
82	.	Cumulative Net Losses			$0.00
83	.	Cumulative Net Loss Percentage			0.0000%

84	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	258	$3,128,875.96
		b.	61 to 90 days past due	2	$20,453.50
		c.	91 or more days past due	0	$0.00
		d.	Total (sum a - c)	260	3,149,329.46

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 11, 2008.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer